REVENUE - Geographic Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Revenues	$ 4,256	$ 3,681	$ 8,474	$ 7,092
Canada
Disclosure of geographical areas [line items]
Revenues	1,142	1,158	2,291	2,225
U.S.
Disclosure of geographical areas [line items]
Revenues	1,013	693	2,056	1,286
India
Disclosure of geographical areas [line items]
Revenues	454	481	902	948
U.K.
Disclosure of geographical areas [line items]
Revenues	519	392	1,083	799
Brazil
Disclosure of geographical areas [line items]
Revenues	388	401	730	769
Colombia
Disclosure of geographical areas [line items]
Revenues	238	236	466	450
Australia
Disclosure of geographical areas [line items]
Revenues	172	174	336	339
Spain
Disclosure of geographical areas [line items]
Revenues	68	0	150	0
France
Disclosure of geographical areas [line items]
Revenues	59	0	132	0
Other
Disclosure of geographical areas [line items]
Revenues	$ 203	$ 146	$ 328	$ 276